CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flows From Financing Activities
Cash and cash equivalents - end of the period	$ 715,580
SUNLIGHT FINANCIAL LLC
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net income	10,624,000	$ 6,890,000
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	3,338,000	2,741,000
Provision for losses	1,350,000	725,000
Change in fair value of warrant liabilities	5,510,000	114,000
Change in fair value of contract derivative, net	(1,435,000)	0
Other income (expense)	634,000	(17,000)
Unit-based payment arrangements	126,000	200,000
Increase (decrease) in operating capital:
Decrease (increase) in advances	(17,877,000)	1,459,000
Increase in other assets	(3,000,000)	(805,000)
Increase in accounts payable and accrued expenses	6,918,000	3,659,000
Increase (decrease) in funding commitments	(1,123,000)	4,729,000
Increase (decrease) in other liabilities	(40,000)	111,000
Net cash used in operating activities	5,025,000	19,806,000
Cash Flows From Investing Activities
Return of investments in loan pool participation and loan principal repayments	1,316,000	913,000
Payments to acquire loans and participations in loan pools	(2,839,000)	(3,273,000)
Payments to acquire property and equipment	(3,280,000)	(3,732,000)
Net cash provided by investing activities	(4,803,000)	(6,092,000)
Cash Flows From Financing Activities
Proceeds from borrowings under line of credit	8,713,000	10,181,000
Repayments of borrowings under line of credit	(5,899,000)	(3,671,000)
Payment of capital distributions	(1,987,000)	(1,592,000)
Payments of financing costs	0	(213,000)
Net cash provided by financing activities	827,000	4,705,000
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect	1,049,000	18,419,000
Cash and cash equivalents - beginning of the period	51,656,000	33,237,000
Cash and cash equivalents - end of the period	52,705,000	51,656,000
Supplemental Cash Flow Information [Abstract]
Cash paid during the period for interest	713,000	672,000
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Distributions declared, but not paid	7,522,000	1,987,000
Preferred dividends, paid in-kind	33,650,000	15,077,000
Change in temporary equity redemption value	$ 502,076,000	$ 28,514,000